SHARE-BASED COMPENSATION - Disclosure of share based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 6,326	$ 4,152
Share options - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,452	2,693
Performance share units - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,178	2,226
Restricted share units - amortization [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	293	0
Change in fair value of deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 403	$ (767)